Related undertakings - Subsidiaries that have non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Summary comprehensive income information
Revenue	€ 45,706	€ 45,580	€ 43,809
Profit for the financial year	12,335	2,773	483
Other comprehensive expense	(767)	2,335	(4,177)
Total comprehensive income/(expense) for the financial year	11,568	5,108	(3,694)
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	497	536	424
Summary financial position information
Non-current assets	124,859	126,471
Current assets	30,662	27,578
Total assets	155,521	154,049
Non-current liabilities	(56,454)	(63,329)
Current liabilities	(34,584)	(33,647)
Equity shareholders' funds	63,399	54,783
Non-controlling interests	1,084	2,290
Total equity	64,483	57,073	57,768	€ 62,625
Statement of cash flows
Net cash flow from operating activities	18,054	18,081	17,215
Net cash flow from investing activities	(379)	(6,868)	(9,262)
Net cashflow from financing activities	(13,430)	(9,706)	(15,196)
Net cash inflow/(outflow)	4,245	1,507	(7,243)
Cash and cash equivalents at beginning of period	7,496
Exchange gain on cash and cash equivalents	12	74	(255)
Cash and cash equivalents at end of period	11,705	7,496
Vodacom Group Limited [Member]
Summary comprehensive income information
Revenue	6,314	5,993
Profit for the financial year	943	1,002
Other comprehensive expense	193	(2)
Total comprehensive income/(expense) for the financial year	1,136	1,000
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	348	353
Dividends paid to non-controlling interests	274	294
Summary financial position information
Non-current assets	6,761	7,253
Current assets	3,033	3,123
Total assets	9,794	10,376
Non-current liabilities	(2,830)	(2,191)
Current liabilities	(3,153)	(3,539)
Net assets and liabilities	3,811	4,646
Equity shareholders' funds	2,907	3,624
Non-controlling interests	904	1,022
Total equity	3,811	4,646
Statement of cash flows
Net cash flow from operating activities	1,908	1,946
Net cash flow from investing activities	(840)	(666)
Net cashflow from financing activities	(1,124)	(1,177)
Net cash inflow/(outflow)	(56)	103
Cash and cash equivalents at beginning of period	1,025	876
Exchange gain on cash and cash equivalents	(13)	46
Cash and cash equivalents at end of period	956	1,025	876
Vodafone Egypt [Member]
Summary comprehensive income information
Revenue	1,762	1,814
Profit for the financial year	302	314
Total comprehensive income/(expense) for the financial year	302	314
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	126	141
Dividends paid to non-controlling interests	68	194
Summary financial position information
Non-current assets	1,005	1,630
Current assets	396	440
Total assets	1,401	2,070
Non-current liabilities	(50)	(83)
Current liabilities	(752)	(1,197)
Net assets and liabilities	599	790
Equity shareholders' funds	420	474
Non-controlling interests	179	316
Total equity	599	790
Statement of cash flows
Net cash flow from operating activities	657	755
Net cash flow from investing activities	(173)	(284)
Net cashflow from financing activities	(434)	(749)
Net cash inflow/(outflow)	50	(278)
Cash and cash equivalents at beginning of period	72	348
Exchange gain on cash and cash equivalents	(3)	2
Cash and cash equivalents at end of period	€ 119	€ 72	€ 348